Basis of Presentation (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Nov. 08, 2022	Jun. 30, 2023	Dec. 31, 2022
Basis of Presentation (Details) [Line Items]
Working Capital Deficit		$ 9.7	$ 7.8
Unrestricted cash available to fund future operations		$ 1.3	$ 0.9
Common Stock [Member]
Basis of Presentation (Details) [Line Items]
Reverse stock split, ratio	20-for-1